Business Segments and Geographic Areas - Revenues by Country Based on Sales Destination of Use of Products or Services (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,302	$ 4,863	$ 4,680	$ 4,376	$ 4,713	$ 4,307	$ 4,206	$ 3,968	$ 19,221	$ 17,194	$ 13,475
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									5,140	6,040	4,532
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									3,219	3,121	2,257
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,850	1,118	721
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,102	736	689
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,007	533	430
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									811	503	397
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									705	523	465
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									625	728	608
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									$ 4,762	$ 3,892	$ 3,376